Condensed Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 6,005	$ 4,658	$ 13,113	$ 9,621	$ 21,664	$ 18,770
General and administrative	2,139	2,389	4,124	3,928	7,293	5,774
Total operating expenses	8,144	7,047	17,237	13,549	28,957	24,544
Loss from operations	(8,144)	(7,047)	(17,237)	(13,549)	(28,957)	(24,544)
Interest income, net	40	12	91	27	41	421
Net loss	$ (8,104)	$ (7,035)	$ (17,146)	$ (13,522)	$ (28,916)	$ (24,123)
Net loss per share attributable to common stockholders, Basic	$ (0.26)	$ (0.23)	$ (0.55)	$ (0.44)	$ 0.94	$ 0.79
Net loss per share attributable to common stockholders, Diluted	$ (0.26)	$ (0.23)	$ (0.55)	$ (0.44)	$ 0.94	$ 0.79
Weighted-average common shares used to compute net loss per share, Basic	31,454,265	30,910,694	31,425,054	30,781,596	30,901,032	30,512,368
Weighted-average common shares used to compute net loss per share, Diluted	31,454,265	30,910,694	31,425,054	30,781,596	30,901,032	30,512,368
Comprehensive Loss:
Net loss	$ (8,104)	$ (7,035)	$ (17,146)	$ (13,522)	$ (28,916)	$ (24,123)
Other comprehensive loss
Unrealized gain (loss) on marketable securities	(15)	4	(13)	(2)	(7)	5
Comprehensive loss	$ (8,119)	$ (7,031)	$ (17,159)	$ (13,524)	$ (28,923)	$ (24,118)